Business Acquisitions - Additional Information (Detail) (USD $)	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Loans At Acquisition Date [Line Items]
Business acquisition, fair value of vessel and equipment acquired		$ 0
Common units issued		4,600,000
Purchase price,Working capital adjustments	1,000,000
Hilda Knutsen [Member]
Loans At Acquisition Date [Line Items]
Business acquisition, percentage of interest acquired	100.00%	100.00%
Business acquisition, fair value of vessel and equipment acquired	166,000,000	166,000,000
Business acquisition,outstanding debt	109,600,000	109,600,000
Torill Knutsen [Member]
Loans At Acquisition Date [Line Items]
Business acquisition, fair value of vessel and equipment acquired	169,000,000	169,000,000
Business acquisition,outstanding debt	$ 112,100,000	$ 112,100,000